    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 1999


                                                              FILE NO. 33-9504
                                                              FILE NO. 811-4878
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE


                            SECURITIES ACT OF 1933           / /
                        POST-EFFECTIVE AMENDMENT NO. 30      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940       / /
                               AMENDMENT NO. 32              /X/


                            ------------------------

                        SEI INSTITUTIONAL MANAGED TRUST

               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:


          Richard W. Grant, Esq.                     John H. Grady, Jr., Esq.
          Morgan Lewis & Bockius LLP                 Morgan Lewis & Bockius LLP
          1701 Market Street                         1701 Market Street
          Philadelphia, Pennsylvania 19103           Philadelphia, Pennsylvania
                                                     19103


                            ------------------------

   Title of Securities Being Registered . . . . . . . . . . . . . . Units of
                              Beneficial Interest

    It is proposed that this filing become effective (check appropriate box)


   / /     immediately upon filing pursuant to paragraph (b)
   /X/     on January 28, 1999 pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)(1)
   / /     on [date] pursuant to paragraph (a)(1)
   / /     75 days after filing pursuant to paragraph (a)(2)
   / /     on [date] pursuant to paragraph (a)(2)

    If appropriate, check the following box:


   /X/ This post-effective Amendment designaties a new effective date for a previously filed Post-Effective Amendment.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Prospectuses, Statement of Additional Information, and Part C for the SEI Institutional Managed Trust, included as part of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the Securities and Exchange Commission on November 25, 1998 pursuant to Rule 485(a) of the Securities Act of 1933, are hereby incorporated by reference as if set forth fully herein.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 20th day of January, 1999.

                                   SEI INSTITUTIONAL MANAGED TRUST

                                   By: /s/ Edward D. Loughlin
                                       ------------------------------------
                                   Edward D. Loughlin
                                   President & Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


         *                              Trustee             January 20, 1999
---------------------------
William M. Doran

         *                              Trustee             January 20, 1999
---------------------------
F. Wendell Gooch

         *                              Trustee             January 20, 1999
---------------------------
George J. Sullivan, Jr.

         *                              Trustee             January 20, 1999
---------------------------
James M. Storey

         *                              Trustee             January 20, 1999
---------------------------
Robert A. Nesher

/s/ Edward D. Loughlin                  President & Chief   January 20, 1999
---------------------------             Executive Officer
Edward D. Loughlin

/s/ Mark E. Nagle                       Controller & Chief  January 20, 1999
---------------------------             Financial Officer
Mark E. Nagle

*By: /s/ Edward D. Loughlin
     ------------------------
     Edward D. Loughlin
     Attorney-in-Fact